Other Gains (Losses) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Share of loss from investment in associates	$ (509)	$ (11,534)
Gain (loss) on deemed disposal of significant influence investment	(1,239)	11,955
Loss on induced conversion of debenture	0	(172,291)
Unrealized gain (loss) on derivative investments	12,758	(34,069)
Unrealized gain (loss) on derivative liability	(19,606)	175,568
Unrealized gain (loss) on changes in contingent consideration fair value	(30)	2,357
Gain (loss) on debt modification	(396)	1,287
Loss on debt settlement	(2,195)	0
Gain on loss of control of subsidiary	0	500
Gain on disposal of assets held for sale and property, plant and equipment	11,119	0
Government grant income	32,489	0
Provisions	(2,077)	(2,416)
Other gains	6,133	0
Total other gains (losses)	$ 36,447	$ (28,643)